Financial instruments - Fair values and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 148,166	$ 147,619
Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,620,344	751,101
Financial assets | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial liabilities | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	148,166	147,619
Financial liabilities | Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,620,344	$ 751,101